Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (529,072)	$ 86,664	$ 405,460
Non-cash items:
Depreciation and amortization	485,829	571,825	509,500
Amortization of in-process revenue contracts	(26,958)	(28,109)	(30,085)
Unrealized (gain) loss on derivative instruments	(95,556)	(145,116)	51,910
Asset impairments	232,659	45,796	67,744
Loss on sale of vessels and equipment	38,084	66,450	2,431
Loss on deconsolidation of Teekay Offshore (note 3)	104,788	0	0
Equity loss (income), net of dividends received	87,602	(47,563)	3,203
Income tax expense (recovery)	12,232	24,468	(16,767)
Unrealized foreign exchange loss (gain) and other	148,469	53,999	(136,893)
Change in operating assets and liabilities (note 17)	106,567	38,333	(12,291)
Expenditures for dry docking	(50,899)	(45,964)	(68,380)
Net operating cash flow	513,745	620,783	775,832
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,007,010	2,075,014	2,452,878
Prepayments of long-term debt	(831,901)	(1,872,573)	(554,831)
Scheduled repayments of long-term debt	(687,544)	(967,146)	(1,040,292)
Proceeds from financing related to sales and leaseback of vessels	809,935	355,306	0
Repayments of obligations related to capital leases	(46,090)	(21,595)	(4,423)
Decrease (increase) in restricted cash	104,142	(49,079)	(21,005)
Net proceeds from equity issuances of subsidiaries (note 5)	172,930	327,419	575,368
Net proceeds from equity issuances of Teekay Corporation	25,636	105,462	0
Acquisition of shares in Teekay Tankers	(19,444)	0	0
Distribution from subsidiaries to non-controlling interests	(103,150)	(136,151)	(360,392)
Cash dividends paid	(18,977)	(17,406)	(125,881)
Other financing activities	5,337	87	(2,488)
Net financing cash flow	417,884	(200,662)	918,934
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(1,054,052)	(648,326)	(1,795,901)
Proceeds from sale of vessels and equipment	73,712	252,656	20,472
Investment in equity-accounted investees	(98,774)	(61,885)	(40,595)
(Advances to) loan repayments from equity-accounted investees	(12,946)	(96,823)	53,173
Increase in restricted cash	0	0	(34,290)
Cash of Tankers Investments Ltd. upon acquisition, net of transaction costs (note 4a)	30,831	0	0
Cash of Teekay Offshore upon deconsolidation, net of proceeds received	(17,977)	0	0
Purchase of SPT (net of cash acquired $377)	0	0	(46,961)
Direct financing lease payments received	17,422	23,535	20,824
Other investing activities	7,613	324	0
Net investing cash flow	(1,054,171)	(530,519)	(1,823,278)
Decrease in cash and cash equivalents	(122,542)	(110,398)	(128,512)
Cash and cash equivalents, beginning of the year	567,994	678,392	806,904
Cash and cash equivalents, end of the year	$ 445,452	$ 567,994	$ 678,392